Business combinations	12 Months Ended
Dec. 31, 2022
Business combinations
Business combinations

Note 6 Business combinations

EV Group Holdings LLC

Charge Infrastructure, Inc. entered into an agreement and plan of merger dated January 14, 2022 with the members of EV Depot pursuant to which the Company agreed to purchase all the issued and outstanding units of EV Depot for an aggregate purchase price of $18.8 million (the “EV Depot Acquisition”). $17.5 million of the aggregate purchase price payable to the shareholders of EV Depot payable through the issuance of 5,201,863 shares of common stock. The EV Depot Acquisition agreement provides protection to the sellers, such that if the average price of Charge’s common stock for the month ending December 31, 2022 is less than the per share price of Charge’s common stock determined at closing, the Company will increase the number of shares of common stock issued. The Company recorded this as a contingent consideration liability at the acquisition date, and its balance was $3.5 million as of December 31, 2022 (see Note 3 Fair value measurements). The EV Depot Acquisition agreement also provides the Company with gross margin protection, such that if the 2022 gross margin of EV Depot falls below target levels, the Company will reduce the number of shares of common stock to be issued to EV Depot. The Company recorded this as a contingent consideration asset at the acquisition date, and its balance was $0.8 million as of December 31, 2022. The contingent consideration matter is expected to be settled in the first quarter of 2023. The EV Depot Acquisition closed on January 14, 2022. The Company analyzed the EV Depot Acquisition under applicable guidance and determined that it should be accounted for as a business combination.

The following tables summarize the total consideration as well as the final fair values of the net assets acquired and liabilities assumed as of the acquisition date:

(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$1,231	$-	$1,231
Accrued expenses	19	-	19
Contingent consideration liability, net of $72 contingent consideration asset	7	-	7
Common stock (5,201,863 shares)	17,530	-	17,530
Total consideration	$18,787	$-	$18,787

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$104	$-	$104
Deposits, prepaids, and other current assets, net	5	-	5
Non-current assets	391	-	391
Operating lease right-of-use asset	2,017	479	2,496
Goodwill	18,498	(11,768)	6,730
Intangible Assets, net	-	15,921	15,921
Total assets	21,015	4,632	25,647
Liabilities:
Accrued liabilities	44	-	44
Deferred revenue	167	-	167
Operating lease liability	2,017	-	2,017
Deferred tax liability	-	4,632	4,632
Total liabilities	2,228	4,632	6,860
Total fair value of identifiable net assets and liabilities	$18,787	$-	$18,787

Management believes that this acquisition provides the Company with an opportunity to benefit from customer relationships, technical knowledge, and trade secrets. The goodwill is not deductible for income tax purposes.

The measurement period adjustments related to the establishment of a customer relationship intangible asset of $11.3 million (estimated useful life of 15 years), a non-compete agreement intangible asset of $3.6 million (estimated useful life of 4 years), an off-market favorable leases intangible asset of $1.0 million (estimated useful life of 1 year), an operating lease right-of-use asset of $0.5 million, and the related deferred tax liabilities.

The inclusion of the EV Depot acquisition in our consolidated financial statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

B W Electrical Services LLC

Our wholly owned subsidiary, Charge Infrastructure Holdings Inc. formerly, Charge Infrastructure, Inc., entered into a unit purchase agreement dated December 22, 2021 with the members of BW pursuant to which the Company agreed to purchase all the issued and outstanding units of BW for an aggregate purchase price of $18.0 million (the “BW Acquisition”). Approximately $4.5 million of the aggregate purchase price payable to the shareholders of BW was payable settled the issuance of 1,285,714 shares of common stock. The BW Acquisition closed on December 27, 2021. The Company analyzed the BW Acquisition under applicable guidance and determined that it should be accounted for as a business combination.

The following tables summarize the total consideration as well as the final fair values of the net assets acquired, and liabilities assumed as of the acquisition date:

(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$13,500	$2,450	$15,950
Common stock (1,285,714 shares)	4,539	-	4,539
Total consideration	$18,039	$2,450	$20,489

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$3,068	$-	$3,068
Accounts receivable	7,033	-	7,033
Deposits, prepaids, and other current assets, net	93	-	93
Investments in marketable securities	2,280	-	2,280
Cost in excess of billings	970	-	970
Property, plant, and equipment	105	-	105
Operating lease right-of-use asset	1,071	-	1,071
Goodwill	11,730	(11,578)	152
Intangible Assets, net	-	11,569	11,569
Total assets	26,350	(9)	26,341
Liabilities:
Accounts payable	1,306	-	1,306
Accrued liabilities	1,663	(459)	1,204
Deferred revenue	2,271	-	2,271
Operating lease liability	1,071	-	1,071
Notes payable	2,000	(2,000)	-
Total liabilities	8,311	(2,459)	5,852
Total fair value of identifiable net assets and liabilities	$18,039	$2,450	$20,489

Management believes that this acquisition provides the Company with an opportunity to benefit from customer relationships, technical knowledge, and trade secrets. The goodwill is deductible for income tax purposes.

The gross contractual amount of accounts receivable, including cost in excess of billings, as of the acquisition date has been substantially collected as of December 31, 2022.

The measurement period adjustments related to the establishment of a customer relationship intangible asset of $7.6 million (estimated useful life of 15 years), a contract backlog intangible asset of $3.3 million (estimated useful life of 3 years), a brand intangible asset of $0.6 million (estimated useful life of 15 years), and a non-compete agreement intangible asset of $0.1 million (estimated useful life of 4 years). In addition, the Company reimbursed the shareholders of BW $2.0 million for a loan from the Small Business Administration (see Note 10 Debt for additional information) and 0.5 million for the settlement of a pre-close pension plan liability.

The inclusion of the BW acquisition in our consolidated financial statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

ANS

Charge Infrastructure Inc. entered into a securities purchase agreement dated May 7, 2021 with the shareholders of ANS, pursuant to which the Company agreed to purchase all the issued and outstanding shares of ANS for an aggregate purchase price of $19.8 million (the “ANS Acquisition”). Approximately $6.9 million of the aggregate purchase price payable to the shareholders of ANS was settled through the issuance of 2,395,105 shares of our Series B preferred stock. The acquisition closed on May 21, 2021. The Company analyzed the ANS Acquisition under applicable guidance and determined that it should be accounted for as a business combination.

The following tables summarize the total consideration as well as the final fair values of the net assets acquired and liabilities assumed as of the acquisition date:

(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$12,948	$363	$13,311
Series B preferred stock (2,395,105 shares)	6,850	-	6,850
Total consideration	$19,798	$363	$20,161

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$-	$-	$-
Accounts receivable	6,492	-	6,492
Inventory	171	-	171
Deposits and prepaids	512	-	512
Accrued revenue	1,620	-	1,620
Other current assets	2,289	-	2,289
Property, plant, and equipment	680	-	680
Finance lease asset	229	-	229
Operating lease right-of-use asset	603	-	603
Goodwill	13,418	(8,400)	5,018
Intangible Assets, net	-	11,925	11,925
Total assets	26,014	3,525	29,539
Liabilities:
Accounts payable	2,638	-	2,638
Accrued liabilities	1,014	135	1,149
Line of credit	1,785	-	1,785
Net deferred tax liability	-	3,027	3,027
Finance lease liability	176	-	176
Operating lease liability	603	-	603
Total liabilities	6,216	3,162	9,378
Total fair value of identifiable net assets and liabilities	$19,798	$363	$20,161

Management believes that this acquisition provides the Company with an opportunity to benefit from customer relationships, technical knowledge, and trade secrets. The goodwill is not deductible for income tax purposes.

The gross contractual amount of accounts receivable, including accrued revenue, as of the acquisition date has been substantially collected as of December 31, 2022.

The measurement period adjustments primarily related to the establishment of a customer relationship intangible asset (estimated useful life of 15 years) and related deferred tax liability.

The inclusion of the ANS acquisition in our consolidated financial statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.